Assets and liabilities included in disposal group classified as held for sale	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets and liabilities included in disposal group classified as held for sale	Assets and liabilities included in disposal group classified as held for sale
Accounting for non-current assets held for sale and associated liabilities
The Barclays Bank Group applies IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary, and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell. Assets and liabilities classified as held for sale are presented separately in the consolidated balance sheet.
Management accounting estimates and judgements
Management judgement is required in determining whether the IFRS 5 held for sale classification criteria are met, in particular whether the sale is highly probable and expected to qualify for recognition as a completed sale within 12 months of classification. This assessment requires consideration of how committed management is to the sales plan, the likelihood of obtaining regulatory or other external approvals which is often required for sales of banking operations and how committed the buyer is to complete the sales transaction within the agreed timelines.
Barclays is currently engaged in a process to sell its German consumer finance business (comprising credit cards, unsecured personal loans and deposits), currently included within CC&P, as part of our ambition to simplify Barclays and support our focus on growing our key businesses. A sale is expected to complete in 2024.
The perimeter of the disposal group has been accounted for in line with the requirements of IFRS5 as at 31 December 2023. A detailed analysis of the disposal group is presented below:

As at 31 December	2023
£m
Assets included in disposal groups classified as held for sale
Loans and advances to customers	3,855
Intangible assets	15
Property, plant and equipment	24
Other assets	22
Total assets classified as held for sale	3,916

Liabilities included in disposal groups classified as held for sale
Deposits from customers	3,077
Other liabilities	83
Provisions	4
Total liabilities classified as held for sale	3,164

Net assets classified as held for sale	752